Right of use assets & lease liabilities - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Amounts recognized in the consolidated income statement
Interest on lease liabilities	€ 6.8	€ 3.7	€ 4.6
Depreciation charge	84.0	54.5	68.6
Expenses relating to short-term leases			6.7
Lease charges	€ 90.8	€ 58.2	€ 79.9